INTEREST RATE SWAP DERIVATIVES -Notional Amounts of Derivative Instruments (FY) (Details) - Interest Rate Swap	12 Months Ended
	Dec. 31, 2018 USD ($) Instrument	Dec. 31, 2017 USD ($) Instrument	Jun. 30, 2019 Instrument
Derivatives, Fair Value [Line Items]
Number of Instruments | Instrument	4	2	4
Notional amount | $	$ 27,346,400	$ 10,620,000
Weighted Average Fixed Pay Rate	4.73%	4.21%	4.71%
Weighted Average Remaining Term	5 years 1 month 6 days	7 years 2 months 16 days